GENERAL (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Apr. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Proceeds from IPO	$ 112,465	$ 115,292
IPO [Member]
Shares sold under initial public offering	8,855,000
Options granted to underwriters	1,155,000
Redeemable Preferred shares converted	16,416,749
Type of stock converted	redeemable convertible preferred shares